TRANSACTIONS - Sale of Argentina assets and discontinued operation - Results from discontinued operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Office and administrative expenses	$ 19,425,119	$ 17,666,765
Loss from discontinued operations		(128,358)
Ontario Inc., (Discontinued Operation)
Disclosure of analysis of single amount of discontinued operations [line items]
Office and administrative expenses		73,600
Professional and consultant fees		54,758
Loss from discontinued operations		$ (128,358)
Basic loss per share - discontinued operations		$ 0
Diluted loss per share - discontinued operations		$ 0